UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2003




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA INCOME FUND - ANNUAL REPORT FOR FISCAL YEAR ENDING JULY 31, 2003


[LOGO OF USAA]
   USAA(R)

                             USAA INCOME Fund

                                    [GRAPHIC OF INCOME FUND]

     A n n u a l   R e p o r t

--------------------------------------------------------------------------------
     JULY 31, 2003

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                    5

FINANCIAL INFORMATION

   Independent Auditor's Report                                              15

   Portfolio of Investments                                                  16

   Notes to Portfolio of Investments                                         27

   Financial Statements                                                      30

   Notes to Financial Statements                                             33

DIRECTORS' AND OFFICERS' INFORMATION                                         43

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "
                                   ... I BELIEVE MARKET VOLATILITY WILL CONTINUE
                                     TO BE THE NORM RATHER THAN THE EXCEPTION,
[PHOTO OF CHRISTOPHER W. CLAUS]         WHICH IS ANOTHER EXCELLENT REASON TO
                                          HAVE USAA'S SKILLED PROFESSIONALS
                                                 MANAGING YOUR MONEY.
                                                         "
--------------------------------------------------------------------------------

                 As I write to you, I believe that we have reached the bottom of the interest rate cycle for money market funds. The Federal Reserve Board (the Fed) has already lowered short-term rates 13 times--for a total of 5.5% since January 2001--to help stimulate the U.S. economy and to reduce the risk of deflation. Loosely defined, deflation is a general decline in prices, which forces companies to sell more goods and services just to maintain their earnings. Increased unemployment is often a side effect.

                 In my opinion, the media have overstated the possibility of deflation. I believe it is far more likely that we will see a gradual rise in inflation. I also expect the Fed to keep short-term interest rates low until an economic recovery has really taken hold.

                 However, in the Treasury market, longer-term rates have risen dramatically. Over the next 18 months, I would not be surprised to see the interest rate on the five-year Treasury rise to 4% and the rate on the 10-year Treasury return to 5%--assuming the current fiscal and monetary stimulus pushes gross domestic product (GDP) to a growth rate of 4% or better. (The GDP is the total market value of all goods and services produced in the United States. We haven't seen an annual growth rate of more than 4% since 1999.)

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 That said, I believe market volatility will continue to be the norm rather than the exception, which is another excellent reason to have USAA's skilled professionals managing your money. Our seasoned investment team works hard to deliver quality investment products. We remain committed to providing you with our best advice, USAA service, and a variety of no-load mutual funds without excessive fees, sales loads, or contractual plans, as well as competitive expense ratios.

                 On behalf of all of us here at USAA, I would like to thank you for your faith and trust in us.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INCOME FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Maximum current income without undue risk to principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Primarily U.S. dollar-denominated debt securities that have been selected for their high yields relative to the risk involved.

--------------------------------------------------------------------------------
                                      7/31/03                 7/31/02
--------------------------------------------------------------------------------
Net Assets                        $1,757.8 Million        $1,665.2 Million
Net Asset Value Per Share              $12.16                  $12.05

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/03
--------------------------------------------------------------------------------
1 YEAR                               5 YEARS                10 YEARS
5.98%                                 5.92%                   6.47%


                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     LEHMAN BROTHERS            USAA INCOME            LIPPER A RATED           LIPPER CORPORATE DEBT
                  AGGREGATE BOND INDEX             FUND               BOND FUNDS INDEX          FUNDS A RATED AVERAGE
                  --------------------          -----------           ----------------          ---------------------
 7/31/1993             $10000.00                 $10000.00                $10000.00                   $10000.00
 8/31/1993              10175.28                  10143.90                 10247.43                    10231.80
 9/30/1993              10203.23                  10121.09                 10277.44                    10264.78
10/31/1993              10241.35                  10159.24                 10335.35                    10311.02
11/30/1993              10154.23                   9982.07                 10191.98                    10183.21
12/31/1993              10209.26                  10100.57                 10247.26                    10234.35
 1/31/1994              10347.11                  10180.04                 10413.09                    10391.53
 2/28/1994              10167.34                   9948.53                 10167.41                    10164.45
 3/31/1994               9916.67                   9586.54                  9874.18                     9894.59
 4/30/1994               9837.49                   9562.31                  9757.66                     9784.09
 5/31/1994               9836.11                   9480.75                  9723.44                     9752.14
 6/30/1994               9814.37                   9390.60                  9689.92                     9717.76
 7/31/1994              10009.32                   9663.21                  9874.18                     9896.52
 8/31/1994              10021.74                   9671.72                  9876.81                     9896.20
 9/30/1994               9874.23                   9463.22                  9713.26                     9736.95
10/31/1994               9865.44                   9480.48                  9679.92                     9708.11
11/30/1994               9843.53                   9463.59                  9666.40                     9684.89
12/31/1994               9911.50                   9573.97                  9742.74                     9758.63
 1/31/1995              10107.65                   9882.20                  9916.47                     9934.45
 2/28/1995              10347.97                  10114.89                 10156.36                    10176.05
 3/31/1995              10411.45                  10106.06                 10230.41                    10249.39
 4/30/1995              10556.89                  10280.17                 10376.59                    10396.54
 5/31/1995              10965.41                  10771.04                 10841.45                    10853.46
 6/30/1995              11045.80                  10805.81                 10918.31                    10927.84
 7/31/1995              11021.13                  10788.03                 10865.31                    10879.15
 8/31/1995              11154.14                  10993.28                 11016.58                    11026.59
 9/30/1995              11262.66                  11226.92                 11135.03                    11146.31
10/31/1995              11409.13                  11434.41                 11302.80                    11311.52
11/30/1995              11580.09                  11652.31                 11488.29                    11491.02
12/31/1995              11742.60                  11916.69                 11673.25                    11676.82
 1/31/1996              11820.58                  11981.19                 11728.17                    11727.13
 2/29/1996              11615.11                  11557.35                 11462.84                    11460.66
 3/31/1996              11534.37                  11418.31                 11370.27                    11365.05
 4/30/1996              11469.51                  11250.34                 11283.20                    11273.67
 5/31/1996              11446.22                  11221.72                 11258.89                    11252.86
 6/30/1996              11599.93                  11467.82                 11399.14                    11397.80
 7/31/1996              11631.67                  11411.40                 11422.93                    11416.14
 8/31/1996              11612.18                  11382.13                 11391.22                    11383.94
 9/30/1996              11814.54                  11592.81                 11607.61                    11594.79
10/31/1996              12076.25                  11920.78                 11891.87                    11875.58
11/30/1996              12283.10                  12212.04                 12135.02                    12119.39
12/31/1996              12168.89                  12075.04                 11998.28                    11982.65
 1/31/1997              12206.16                  12114.73                 12016.34                    11999.54
 2/28/1997              12236.52                  12154.14                 12058.84                    12037.80
 3/31/1997              12100.92                  11935.80                 11892.62                    11872.89
 4/30/1997              12282.07                  12076.40                 12060.16                    12043.87
 5/31/1997              12398.17                  12217.41                 12172.40                    12153.93
 6/30/1997              12545.33                  12409.31                 12336.96                    12315.99
 7/31/1997              12883.64                  12797.99                 12734.08                    12723.40
 8/31/1997              12773.74                  12665.43                 12572.65                    12556.14
 9/30/1997              12962.13                  12932.23                 12787.63                    12768.80
10/31/1997              13150.18                  13118.24                 12952.33                    12954.65
11/30/1997              13210.73                  13242.78                 13013.33                    13020.49
12/31/1997              13343.74                  13409.80                 13151.21                    13159.41
 1/31/1998              13515.05                  13588.81                 13308.12                    13329.90
 2/28/1998              13504.87                  13557.28                 13285.38                    13303.79
 3/31/1998              13551.28                  13599.77                 13335.08                    13349.60
 4/30/1998              13622.01                  13664.30                 13396.39                    13408.53
 5/31/1998              13751.23                  13846.75                 13541.46                    13564.10
 6/30/1998              13867.85                  13997.84                 13661.68                    13681.86
 7/31/1998              13897.35                  14041.33                 13664.04                    13679.72
 8/31/1998              14123.52                  14226.90                 13785.85                    13840.52
 9/30/1998              14454.24                  14441.44                 14093.81                    14165.40
10/31/1998              14377.81                  14441.38                 13915.72                    13976.08
11/30/1998              14459.42                  14531.38                 14067.05                    14117.30
12/31/1998              14502.89                  14583.57                 14112.57                    14153.53
 1/31/1999              14606.40                  14676.59                 14232.40                    14265.56
 2/28/1999              14351.42                  14407.78                 13916.63                    13935.47
 3/31/1999              14430.95                  14431.40                 14007.83                    14020.55
 4/30/1999              14476.67                  14478.30                 14053.82                    14053.77
 5/31/1999              14349.87                  14350.44                 13894.13                    13897.03
 6/30/1999              14304.15                  14210.66                 13826.36                    13814.72
 7/31/1999              14243.25                  14098.06                 13764.42                    13752.66
 8/31/1999              14236.00                  14064.22                 13726.64                    13710.09
 9/30/1999              14401.28                  14209.68                 13857.67                    13838.84
10/31/1999              14454.41                  14225.87                 13878.70                    13857.63
11/30/1999              14453.38                  14179.64                 13888.27                    13860.75
12/31/1999              14383.68                  14022.29                 13825.10                    13785.06
 1/31/2000              14336.58                  14037.67                 13795.12                    13752.12
 2/29/2000              14509.96                  14252.84                 13941.21                    13897.05
 3/31/2000              14701.11                  14482.58                 14130.30                    14085.31
 4/30/2000              14659.02                  14434.92                 14015.04                    13960.27
 5/31/2000              14652.29                  14489.11                 13960.97                    13896.46
 6/30/2000              14957.13                  14800.68                 14272.19                    14197.90
 7/31/2000              15092.90                  14959.64                 14393.20                    14331.63
 8/31/2000              15311.65                  15171.35                 14584.40                    14523.83
 9/30/2000              15407.92                  15319.39                 14665.22                    14596.63
10/31/2000              15509.88                  15363.58                 14726.83                    14614.11
11/30/2000              15763.48                  15575.17                 14944.48                    14837.15
12/31/2000              16055.89                  15893.36                 15250.50                    15130.64
 1/31/2001              16318.47                  16207.56                 15534.25                    15419.71
 2/28/2001              16460.62                  16349.78                 15674.48                    15561.29
 3/31/2001              16543.26                  16465.60                 15730.07                    15623.34
 4/30/2001              16474.60                  16405.80                 15641.01                    15520.24
 5/31/2001              16573.97                  16536.78                 15744.06                    15634.00
 6/30/2001              16636.59                  16639.97                 15807.71                    15700.62
 7/31/2001              17008.54                  17033.00                 16166.53                    16073.64
 8/31/2001              17203.31                  17206.84                 16348.85                    16260.68
 9/30/2001              17403.78                  17340.43                 16412.49                    16297.33
10/31/2001              17767.96                  17656.37                 16766.35                    16654.30
11/30/2001              17522.99                  17300.92                 16562.90                    16439.69
12/31/2001              17411.71                  17098.34                 16438.39                    16318.90
 1/31/2002              17552.66                  17234.21                 16553.45                    16426.14
 2/28/2002              17722.77                  17357.20                 16676.59                    16549.74
 3/31/2002              17427.93                  17035.90                 16410.21                    16266.89
 4/30/2002              17765.89                  17298.15                 16701.49                    16558.83
 5/31/2002              17916.85                  17460.46                 16828.64                    16693.84
 6/30/2002              18071.77                  17593.84                 16901.10                    16767.09
 7/31/2002              18289.83                  17662.69                 17002.14                    16886.26
 8/31/2002              18598.64                  18060.23                 17313.79                    17192.25
 9/30/2002              18899.86                  18365.25                 17582.03                    17464.80
10/31/2002              18813.77                  18128.88                 17405.45                    17294.54
11/30/2002              18808.77                  18171.73                 17467.28                    17362.11
12/31/2002              19197.28                  18574.61                 17847.15                    17749.85
 1/31/2003              19213.66                  18627.31                 17885.26                    17782.57
 2/28/2003              19479.51                  18890.84                 18145.93                    18050.18
 3/31/2003              19464.50                  18855.01                 18132.55                    18028.87
 4/30/2003              19625.12                  18997.79                 18335.36                    18237.61
 5/31/2003              19991.03                  19416.96                 18718.33                    18660.47
 6/30/2003              19951.35                  19427.78                 18675.76                    18616.76
 7/31/2003              19280.60                  18719.23                 18035.15                    17929.32

                                   [END CHART]

                 DATA FROM 7/31/93 THROUGH 7/31/03.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Fund to the following benchmarks:

                 o The broad-based Lehman Brothers Aggregate Bond Index, an unmanaged index made up of the government/corporate index, the mortgage-backed securities index, and the asset-backed securities index.

                 o The Lipper A Rated Bond Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Corporate Debt Funds A Rated category.

                 o The Lipper Corporate Debt Funds A Rated Average, the average performance level of all corporate A rated debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

                                           MARGARET "DIDI" WEINBLATT, Ph.D., CFA
[PHOTO OF MARGARET "DIDI" WEINBLATT]         USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 For the year ended July 31, 2003, the USAA Income Fund returned 5.98%. This compares to a return of 6.04% for the Lipper Corporate Debt Funds A Rated Average, 6.08% for the Lipper A Rated Bond Funds Index, and 5.42% for the Lehman Brothers Aggregate Bond Index.

WHAT WERE THE RELEVANT MARKET CONDITIONS?

                 Bonds turned in strong performance through most of the period, supported by the continued decline in interest rates. (Bond prices move in the opposite direction of interest rates.) The yield on the 10-year U.S. Treasury reached a 45-year low of 3.1% in mid-June.

                 The Federal Reserve Board (the Fed) continued its policy of supporting economic growth by cutting the federal funds rate (the rate charged by banks for overnight loans) to 1% in June 2003. This marked the Fed's 13th rate cut since January 2001.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                       TREASURY YIELDS AND FED FUNDS RATE

                  [CHART OF TREASURY YIELDS AND FED FUNDS RATE]

                    30-YEAR         10-YEAR         2-YEAR         FEDERAL FUNDS
                     YIELD           YIELD           YIELD             RATE
                    -------         -------         ------         -------------
  8/1/2002           5.285%          4.391%          2.125%            1.75%
  8/2/2002           5.218           4.292           2.004             1.75
  8/5/2002           5.16            4.21            1.891             1.75
  8/6/2002           5.23            4.333           2.044             1.75
  8/7/2002           5.216           4.306           1.979             1.75
  8/8/2002           5.223           4.396           2.084             1.75
  8/9/2002           5.11            4.257           2.067             1.75
 8/12/2002           5.068           4.217           2.074             1.75
 8/13/2002           4.967           4.087           1.968             1.75
 8/14/2002           4.931           4.121           2.156             1.75
 8/15/2002           4.977           4.182           2.188             1.75
 8/16/2002           5.093           4.326           2.262             1.75
 8/19/2002           5.053           4.286           2.213             1.75
 8/20/2002           4.968           4.149           2.072             1.75
 8/21/2002           5.012           4.201           2.097             1.75
 8/22/2002           5.092           4.319           2.212             1.75
 8/23/2002           5.033           4.235           2.162             1.75
 8/26/2002           5.016           4.226           2.162             1.75
 8/27/2002           5.061           4.283           2.229             1.75
 8/28/2002           5.02            4.214           2.17              1.75
 8/29/2002           4.96            4.139           2.137             1.75
 8/30/2002           4.926           4.143           2.129             1.75
  9/2/2002           4.929           4.135           2.145             1.75
  9/3/2002           4.811           3.965           1.984             1.75
  9/4/2002           4.803           3.963           2.008             1.75
  9/5/2002           4.783           3.927           1.951             1.75
  9/6/2002           4.86            4.013           2.048             1.75
  9/9/2002           4.869           4.06            2.129             1.75
 9/10/2002           4.84            3.996           2.113             1.75
 9/11/2002           4.88            4.06            2.17              1.75
 9/12/2002           4.816           3.962           2.08              1.75
 9/13/2002           4.768           3.907           2.047             1.75
 9/16/2002           4.76            3.914           2.088             1.75
 9/17/2002           4.728           3.819           1.998             1.75
 9/18/2002           4.745           3.843           1.997             1.75
 9/19/2002           4.705           3.778           1.915             1.75
 9/20/2002           4.743           3.787           1.922             1.75
 9/23/2002           4.672           3.696           1.897             1.75
 9/24/2002           4.63            3.646           1.88              1.75
 9/25/2002           4.72            3.749           1.955             1.75
 9/26/2002           4.731           3.766           1.943             1.75
 9/27/2002           4.679           3.66            1.799             1.75
 9/30/2002           4.669           3.596           1.687             1.75
 10/1/2002           4.747           3.717           1.783             1.75
 10/2/2002           4.723           3.669           1.719             1.75
 10/3/2002           4.734           3.685           1.734             1.75
 10/4/2002           4.715           3.666           1.79              1.75
 10/7/2002           4.709           3.615           1.734             1.75
 10/8/2002           4.697           3.635           1.782             1.75
 10/9/2002           4.656           3.569           1.669             1.75
10/10/2002           4.716           3.658           1.725             1.75
10/11/2002           4.805           3.78            1.822             1.75
10/14/2002           4.812           3.787           1.814             1.75
10/15/2002           4.969           3.995           1.994             1.75
10/16/2002           5.007           4.05            2.01              1.75
10/17/2002           5.11            4.202           2.134             1.75
10/18/2002           5.059           4.107           2.052             1.75
10/21/2002           5.144           4.253           2.21              1.75
10/22/2002           5.155           4.26            2.185             1.75
10/23/2002           5.165           4.233           2.144             1.75
10/24/2002           5.087           4.117           2.065             1.75
10/25/2002           5.084           4.093           1.985             1.75
10/28/2002           5.106           4.087           1.897             1.75
10/29/2002           5.013           3.94            1.762             1.75
10/30/2002           5.028           3.963           1.746             1.75
10/31/2002           4.987           3.894           1.674             1.75
 11/1/2002           5.042           4.006           1.768             1.75
 11/4/2002           5.06            4.045           1.783             1.75
 11/5/2002           5.078           4.071           1.815             1.75
 11/6/2002           5.059           4.035           1.83              1.25
 11/7/2002           4.886           3.894           1.838             1.25
 11/8/2002           4.764           3.858           1.853             1.25
11/11/2002           4.79            3.841           1.836             1.25
11/12/2002           4.798           3.85            1.779             1.25
11/13/2002           4.789           3.841           1.73              1.25
11/14/2002           4.955           4.057           1.884             1.25
11/15/2002           4.911           4.031           1.875             1.25
11/18/2002           4.865           3.998           1.866             1.25
11/19/2002           4.851           3.979           1.874             1.25
11/20/2002           4.936           4.059           1.948             1.25
11/21/2002           5.027           4.154           2.03              1.25
11/22/2002           5.022           4.18            2.062             1.25
11/25/2002           5.025           4.176           2.046             1.25
11/26/2002           4.938           4.067           1.938             1.25
11/27/2002           5.109           4.26            2.07              1.25
11/28/2002           5.108           4.252           2.109             1.25
11/29/2002           5.036           4.207           2.06              1.25
 12/2/2002           5.045           4.231           2.076             1.25
 12/3/2002           5.033           4.203           2.044             1.25
 12/4/2002           4.998           4.153           1.988             1.25
 12/5/2002           4.988           4.139           1.98              1.25
 12/6/2002           4.978           4.085           1.866             1.25
 12/9/2002           4.932           4.036           1.842             1.25
12/10/2002           4.918           4.048           1.874             1.25
12/11/2002           4.887           4.025           1.858             1.25
12/12/2002           4.893           4.025           1.833             1.25
12/13/2002           4.949           4.069           1.849             1.25
12/16/2002           5.022           4.161           1.914             1.25
12/17/2002           5.02            4.126           1.865             1.25
12/18/2002           4.961           4.036           1.774             1.25
12/19/2002           4.89            3.94            1.7               1.25
12/20/2002           4.894           3.959           1.732             1.25
12/23/2002           4.895           3.973           1.74              1.25
12/24/2002           4.868           3.936           1.73              1.25
12/25/2002           4.868           3.934           1.73              1.25
12/26/2002           4.858           3.904           1.69              1.25
12/27/2002           4.782           3.81            1.595             1.25
12/30/2002           4.754           3.797           1.595             1.25
12/31/2002           4.779           3.816           1.602             1.25
  1/1/2003           4.78            3.819           1.586             1.25
  1/2/2003           4.956           4.032           1.778             1.25
  1/3/2003           4.954           4.019           1.754             1.25
  1/6/2003           4.976           4.054           1.802             1.25
  1/7/2003           4.95            4.007           1.746             1.25
  1/8/2003           4.944           4.019           1.73              1.25
  1/9/2003           5.072           4.181           1.859             1.25
 1/10/2003           5.046           4.134           1.762             1.25
 1/13/2003           5.026           4.122           1.786             1.25
 1/14/2003           5               4.079           1.746             1.25
 1/15/2003           4.962           4.062           1.721             1.25
 1/16/2003           4.97            4.079           1.729             1.25
 1/17/2003           4.922           4.011           1.68              1.25
 1/20/2003           4.923           4.017           1.68              1.25
 1/21/2003           4.893           3.972           1.639             1.25
 1/22/2003           4.854           3.916           1.614             1.25
 1/23/2003           4.886           3.937           1.647             1.25
 1/24/2003           4.863           3.93            1.646             1.25
 1/27/2003           4.884           3.964           1.654             1.25
 1/28/2003           4.871           3.97            1.646             1.25
 1/29/2003           4.909           4.023           1.704             1.25
 1/30/2003           4.869           3.963           1.677             1.25
 1/31/2003           4.842           3.964           1.693             1.25
  2/3/2003           4.839           3.994           1.725             1.25
  2/4/2003           4.791           3.924           1.661             1.25
  2/5/2003           4.857           3.997           1.701             1.25
  2/6/2003           4.812           3.947           1.661             1.25
  2/7/2003           4.807           3.931           1.621             1.25
 2/10/2003           4.851           3.966           1.661             1.25
 2/11/2003           4.862           3.959           1.637             1.25
 2/12/2003           4.845           3.91            1.605             1.25
 2/13/2003           4.81            3.879           1.556             1.25
 2/14/2003           4.881           3.995           1.617             1.25
 2/17/2003           4.884           3.964           1.605             1.25
 2/18/2003           4.864           3.951           1.629             1.25
 2/19/2003           4.818           3.884           1.588             1.25
 2/20/2003           4.81            3.869           1.58              1.25
 2/21/2003           4.846           3.89            1.596             1.25
 2/24/2003           4.811           3.846           1.563             1.25
 2/25/2003           4.779           3.822           1.555             1.25
 2/26/2003           4.743           3.767           1.521             1.25
 2/27/2003           4.718           3.739           1.56              1.25
 2/28/2003           4.67            3.692           1.512             1.25
  3/3/2003           4.67            3.675           1.504             1.25
  3/4/2003           4.671           3.648           1.472             1.25
  3/5/2003           4.664           3.63            1.432             1.25
  3/6/2003           4.698           3.658           1.456             1.25
  3/7/2003           4.685           3.643           1.399             1.25
 3/10/2003           4.642           3.562           1.335             1.25
 3/11/2003           4.645           3.583           1.367             1.25
 3/12/2003           4.611           3.583           1.431             1.25
 3/13/2003           4.746           3.747           1.601             1.25
 3/14/2003           4.707           3.702           1.537             1.25
 3/17/2003           4.801           3.84            1.635             1.25
 3/18/2003           4.877           3.907           1.692             1.25
 3/19/2003           4.926           3.986           1.717             1.25
 3/20/2003           4.929           3.955           1.643             1.25
 3/21/2003           5.041           4.105           1.784             1.25
 3/24/2003           4.928           3.967           1.661             1.25
 3/25/2003           4.925           3.944           1.636             1.25
 3/26/2003           4.926           3.93            1.595             1.25
 3/27/2003           4.931           3.925           1.613             1.25
 3/28/2003           4.914           3.9             1.541             1.25
 3/31/2003           4.816           3.798           1.486             1.25
  4/1/2003           4.826           3.811           1.477             1.25
  4/2/2003           4.922           3.93            1.581             1.25
  4/3/2003           4.929           3.911           1.533             1.25
  4/4/2003           4.965           3.954           1.557             1.25
  4/7/2003           4.969           3.979           1.597             1.25
  4/8/2003           4.927           3.934           1.564             1.25
  4/9/2003           4.903           3.898           1.524             1.25
 4/10/2003           4.939           3.944           1.605             1.25
 4/11/2003           4.949           3.973           1.637             1.25
 4/14/2003           4.979           4.016           1.71              1.25
 4/15/2003           4.954           3.987           1.702             1.25
 4/16/2003           4.908           3.94            1.653             1.25
 4/17/2003           4.892           3.958           1.686             1.25
 4/18/2003           4.891           3.958           1.678             1.25
 4/21/2003           4.899           3.983           1.678             1.25
 4/22/2003           4.893           3.966           1.645             1.25
 4/23/2003           4.885           3.977           1.637             1.25
 4/24/2003           4.838           3.921           1.629             1.25
 4/25/2003           4.816           3.89            1.573             1.25
 4/28/2003           4.826           3.903           1.597             1.25
 4/29/2003           4.839           3.929           1.613             1.25
 4/30/2003           4.765           3.838           1.486             1.25
  5/1/2003           4.776           3.842           1.469             1.25
  5/2/2003           4.833           3.925           1.565             1.25
  5/5/2003           4.801           3.886           1.533             1.25
  5/6/2003           4.754           3.786           1.428             1.25
  5/7/2003           4.678           3.677           1.412             1.25
  5/8/2003           4.682           3.683           1.46              1.25
  5/9/2003           4.671           3.681           1.443             1.25
 5/12/2003           4.647           3.644           1.435             1.25
 5/13/2003           4.612           3.604           1.443             1.25
 5/14/2003           4.51            3.522           1.386             1.25
 5/15/2003           4.485           3.532           1.434             1.25
 5/16/2003           4.415           3.42            1.311             1.25
 5/19/2003           4.482           3.487           1.351             1.25
 5/20/2003           4.355           3.356           1.261             1.25
 5/21/2003           4.349           3.398           1.359             1.25
 5/22/2003           4.265           3.316           1.326             1.25
 5/23/2003           4.26            3.337           1.349             1.25
 5/26/2003           4.258           3.334           1.34              1.25
 5/27/2003           4.389           3.412           1.307             1.25
 5/28/2003           4.407           3.425           1.307             1.25
 5/29/2003           4.34            3.337           1.273             1.25
 5/30/2003           4.377           3.372           1.326             1.25
  6/2/2003           4.422           3.41            1.31              1.25
  6/3/2003           4.37            3.331           1.198             1.25
  6/4/2003           4.354           3.295           1.214             1.25
  6/5/2003           4.406           3.344           1.238             1.25
  6/6/2003           4.397           3.353           1.246             1.25
  6/9/2003           4.342           3.278           1.182             1.25
 6/10/2003           4.254           3.192           1.117             1.25
 6/11/2003           4.263           3.212           1.149             1.25
 6/12/2003           4.213           3.165           1.101             1.25
 6/13/2003           4.174           3.114           1.084             1.25
 6/16/2003           4.232           3.173           1.157             1.25
 6/17/2003           4.3             3.262           1.221             1.25
 6/18/2003           4.398           3.363           1.238             1.25
 6/19/2003           4.407           3.339           1.156             1.25
 6/20/2003           4.433           3.367           1.164             1.25
 6/23/2003           4.396           3.313           1.139             1.25
 6/24/2003           4.335           3.251           1.098             1.25
 6/25/2003           4.463           3.405           1.287             1
 6/26/2003           4.565           3.543           1.407             1
 6/27/2003           4.583           3.543           1.351             1
 6/30/2003           4.558           3.515           1.304             1
  7/1/2003           4.587           3.549           1.304             1
  7/2/2003           4.58            3.538           1.28              1
  7/3/2003           4.691           3.663           1.313             1
  7/4/2003           4.685           3.649           1.306             1
  7/7/2003           4.746           3.733           1.354             1
  7/8/2003           4.714           3.716           1.37              1
  7/9/2003           4.698           3.682           1.338             1
 7/10/2003           4.698           3.657           1.306             1
 7/11/2003           4.683           3.628           1.275             1
 7/14/2003           4.77            3.726           1.34              1
 7/15/2003           4.966           3.983           1.454             1
 7/16/2003           4.895           3.92            1.43              1
 7/17/2003           4.893           3.922           1.439             1
 7/18/2003           4.934           4.001           1.489             1
 7/21/2003           5.088           4.212           1.622             1
 7/22/2003           5.041           4.124           1.523             1
 7/23/2003           5.042           4.11            1.499             1
 7/24/2003           5.093           4.167           1.536             1
 7/25/2003           5.117           4.177           1.504             1
 7/28/2003           5.215           4.282           1.616             1
 7/29/2003           5.338           4.44            1.703             1
 7/30/2003           5.249           4.309           1.632             1
 7/31/2003           5.358           4.408           1.744             1

                                   [END CHART]

                 Bond market interest rates have been volatile, driven mainly by uncertainty about the U.S. economy, hostilities in Iraq, the international outbreak of the illness SARS (severe acute respiratory syndrome), and potential deflation. In July 2003, yields reversed course and rose dramatically as investors become more optimistic about the economy. Bonds lost the flight-to-quality bid, and Treasury supply was projected to grow to finance the growing federal budget deficit. In our opinion, by mid-June 2003, interest rates had reached unsustainably low levels; we were not surprised to see them move back to what we consider to be fair value.

                 Thirty-year and 10-year Treasury yields ended the 12-month reporting period at about where they started, while yields on shorter-term issues declined. The graph on page 10 shows the Treasury yield curve (the plot of yields on Treasury bills, notes, and bonds versus their maturity) for July 31, 2002, and July 31, 2003.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                             HISTORICAL YIELD CURVE

                       [CHART OF HISTORICAL YIELD CURVE]

                      7/31/02                  7/31/03                    CHANGE
                      -------                  -------                    ------
3 MONTH                1.690%                   0.937%                   -0.7527%
6 MONTH                1.677                    1.012                    -0.6651
 2 YEAR                2.234                    1.740                    -0.4941
 3 YEAR                2.790                    2.162                    -0.6279
 5 YEAR                3.446                    3.220                    -0.2259
10 YEAR                4.459                    4.405                    -0.0534
30 YEAR                5.301                    5.357                     0.0562

                                  [END CHART]

WHAT WERE YOUR STRATEGIES?

                 As lower interest rates helped corporations repair their balance sheets, we added to our corporate bond holdings, which contributed positively to performance when the sector rallied sharply and turned in one of its best periods ever. Our position in real estate investment trust (REIT) preferred stocks provided the highest yields. Another positive contributor was our position in Treasury inflation-protected securities (TIPS), which are treasury securities where the principal is indexed to inflation, allowing holders inflation protection not found in most other fixed-income securities. TIPS outperformed during most of the period, but suffered in the last few months because of the specter of deflation.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 Our position in mortgage-backed securities was a drag on performance. As homeowners refinance their mortgages, holders of mortgage-backed securities are forced to reinvest prepayments at current, but lower, interest rates.

WHAT IS THE OUTLOOK?

                 The increase in interest rates has given us the opportunity to invest some low-yielding cash equivalents at higher rates. But whether this increase marks the end of the 22-year trend toward lower rates is open to question. As of this writing, interest rates remain near fair value, but they could move higher or lower. Much depends upon the course of the economic recovery, as well as geopolitical events, inflation, and the budget deficit.

                 While bonds are unlikely to continue the stellar performance of the last three years, we believe they can still provide positive total returns so long as low inflation and slow growth keep the economy on a slow, steady course and the Fed maintains its policy of low interest rates. As part of an overall portfolio allocation, bonds can offer investors income and diversification, and help them add stability to their total portfolio.

                 Speaking for our team of portfolio managers, traders, and analysts, it is a privilege to be given the opportunity to serve you. Thank you for your confidence and support.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

              PORTFOLIO RATINGS MIX
                     7/31/03

      [PIE CHART OF PORTFOLIO RATINGS MIX]

U.S. Government                       36%
A                                     16%
AAA                                   15%
BBB                                   14%
ST1/ST2                               11%
AA                                     7%
BB                                     1%

             [END PIE CHART]

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. The two short-term credit ratings are ST1 and ST2. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Service, or Fitch Ratings.

                 PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS, EXCLUDING STOCKS, AND MAY NOT EQUAL 100%.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                               TOP 10 SECURITIES*

                                              COUPON RATE %     % OF NET ASSETS
                                              ---------------------------------
U.S. Treasury Inflation-Indexed Notes             3.88%               3.3%

U.S. Treasury Bond                                5.25%               3.1%

Fannie Mae                                        5.00%               2.7%

GNMA                                              6.00%               2.5%

U.S. Treasury Notes                               3.63%               2.1%

U.S. Treasury Inflation-Indexed Notes             3.38%               1.9%

GNMA                                              6.50%               1.6%

Fannie Mae                                        6.50%               1.5%

General Electric Capital Corp., MTN               7.25%               1.5%

Household Finance Corp., Notes                    6.38%               1.5%

* EXCLUDING MONEY MARKET INSTRUMENTS.

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-26.

14

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                                  PORTFOLIO MIX
                                    7/31/03

                          [PIE CHART OF PORTFOLIO MIX]

Corporate Obligations                                                     31.9%
Agency Mortgage-Backed Securities and Mortgage Securities                 25.4%
Money Market Instruments                                                  13.8%
Preferred & Common Stocks                                                  7.1%
U.S. TIPS                                                                  6.6%
Eurodollar & Yankee Obligations                                            5.7%
Asset-Backed Securities                                                    5.6%
U.S. Treasury Bonds & Notes                                                5.2%
Agency Debentures and Other U.S. Government Agencies                       2.4%
Municipal Bonds                                                            2.1%

                                [END PIE CHART]

      PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-26.

 I N D E P E N D E N T
======================----------------------------------------------------------
                       AUDITOR'S Report

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF

USAA INCOME FUND:

                 We have audited the accompanying statement of assets and liabilities of USAA Income Fund (a portfolio of USAA Mutual Fund, Inc.), including the portfolio of investments, as of July 31, 2003, and the related statement of operations for the period then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2001, were audited by other auditors, whose report dated September 7, 2001, expressed an unqualified opinion on those statements and financial highlights.

                 We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Income Fund as of July 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

                 San Antonio, Texas
                 September 12, 2003

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INCOME FUND

JULY 31, 2003

PRINCIPAL                                                                                     MARKET
   AMOUNT                                                     COUPON                           VALUE
    (000)     SECURITY                                          RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (31.9%)

              AEROSPACE & DEFENSE (0.5%)
$   9,000     Boeing Capital Corp., MTN, Senior Notes           5.40%      11/30/2009     $    9,190
                                                                                          ----------
              AIR FREIGHT & LOGISTICS (0.3%)
    5,000     Caliber Systems, Inc., Notes                      7.80        8/01/2006          5,596
                                                                                          ----------
              AUTOMOBILE MANUFACTURERS (0.9%)
   15,000     DaimlerChrysler NA Holding,
                Global Debentures(j)                            8.00        6/15/2010         16,650
                                                                                          ----------
              BROADCASTING & CABLE TV (1.2%)
   10,000     Comcast Cable Communications, Inc.,
                Senior Notes(j)                                 6.88        6/15/2009         11,047
   10,000     Cox Communications, Inc., Notes                   4.63        6/01/2013          9,303
                                                                                          ----------
                                                                                              20,350
                                                                                          ----------
              CONSTRUCTION & FARM MACHINERY & HEAVY
                TRUCKS (0.9%)
   10,000     John Deere Capital Corp.,
                Global Debentures                               5.10        1/15/2013          9,909
    5,000     John Deere Capital Corp.,
                MTN, Senior Notes                               1.59(c)     5/20/2005          5,003
                                                                                          ----------
                                                                                              14,912
                                                                                          ----------
              CONSUMER FINANCE (3.3%)
    2,000     Ford Motor Credit Corp., Global Notes(j)          7.60        8/01/2005          2,135
   25,200     Household Finance Corp., Notes(j)                 6.38       10/15/2011         26,969
   10,000     MBNA American Bank, MTN                           6.75        3/15/2008         10,943
   17,000     SLM Corp., Notes(j)                               5.38        1/15/2013         17,137
                                                                                          ----------
                                                                                              57,184
                                                                                          ----------
              DIVERSIFIED BANKS (3.1%)
    8,000     Associates Corp. of North America,
                Global Senior Notes                             6.25       11/01/2008          8,851
   10,000     Bank One Corp., Subordinated Notes                7.88        8/01/2010         11,849
    5,000     Canadian Imperial Bank Corp., Pass-Through
                Certificates, Series 2002, Class A-1(a)         7.26        4/10/2032          5,486
      500     Citicorp, Subordinated Notes                      6.38        1/15/2006            542
   15,000     First Union Corp., Subordinated Notes             7.50        7/15/2006         17,062
   10,000     Wells Fargo & Co., Global Notes                   1.38(c)     3/03/2006         10,020
                                                                                          ----------
                                                                                              53,810
                                                                                          ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND

JULY 31, 2003

PRINCIPAL                                                                                     MARKET
   AMOUNT                                                     COUPON                           VALUE
    (000)     SECURITY                                          RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------
              DIVERSIFIED COMMERCIAL SERVICES (0.5%)
$   7,958     ServiceMaster Co., Notes                          8.45%       4/15/2005     $    8,516
                                                                                          ----------
              ELECTRIC UTILITIES (3.7%)
    6,940     Cinergy Corp., Debentures                         6.25        9/01/2004          7,247
    5,400     Entergy Arkansas, Inc., First Mortgage Bond(a)    5.90        6/01/2033          4,745
   10,000     Northern States Power Co., First Mortgage
                Bond, Series B                                  8.00        8/28/2012         11,958
   10,000     Oncor Electric Delivery Co., Senior
                Secured Notes(j)                                6.38        5/01/2012         10,754
    5,000     Pepco Holdings, Inc., Notes                       4.00        5/15/2010          4,696
   12,060     TECO Energy, Inc., Senior Notes                  10.50       12/01/2007         13,387
   10,000     West Penn Power Co., Notes                        6.63        4/15/2012          8,650
    4,000     Wisconsin Public Service Corp., Senior
                Secured Notes                                   4.88       12/01/2012          3,979
                                                                                          ----------
                                                                                              65,416
                                                                                          ----------
              ENVIRONMENTAL SERVICES (1.6%)
   15,500     WMX Technologies, Inc., Notes                     7.00       10/15/2006         17,201
   10,000     WMX Technologies, Inc., Senior Notes              7.38        8/01/2010         11,332
                                                                                          ----------
                                                                                              28,533
                                                                                          ----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.6%)
   10,000     Agrium, Inc., Debentures                          8.25        2/15/2011         10,910
                                                                                          ----------

              GAS UTILITIES (0.9%)
    8,000     Enbridge Energy Partners, Notes(a)                4.75        6/01/2013          7,446
   10,000     Texas Gas Transmission, LLC, Notes(a)             4.60        6/01/2015          9,180
                                                                                          ----------
                                                                                              16,626
                                                                                          ----------
              HOUSEHOLD PRODUCTS (1.5%)
   17,000     Clorox Co., Notes                                 6.13        2/01/2011         18,433
    8,000     SC Johnson & Son, Inc., Senior Notes(a)           5.00       12/15/2012          7,758
                                                                                          ----------
                                                                                              26,191
                                                                                          ----------
              HYPERMARKETS & SUPER CENTERS (0.6%)
   10,000     Wal-Mart Stores, Inc., MTN                        1.24(c)     2/22/2005         10,000
                                                                                          ----------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND

JULY 31, 2003

PRINCIPAL                                                                                     MARKET
   AMOUNT                                                     COUPON                           VALUE
    (000)     SECURITY                                          RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------
              INTEGRATED OIL & GAS (1.5%)
$   1,062     Exxon Mobil Corp., Pass-Through Trust
                Certificates, Series 1995, Class B-6            6.15%       7/02/2008     $    1,155
   21,000     Phillips Petroleum Co., Notes                     8.75        5/25/2010         25,724
                                                                                          ----------
                                                                                              26,879
                                                                                          ----------
              INTEGRATED TELECOMMUNICATION SERVICES (1.0%)
      500     Pacific Bell, Debentures                          5.88        2/15/2006            541
    5,000     Sprint Capital Corp., Guaranteed
                Global Notes                                    6.00        1/15/2007          5,251
   11,000     Verizon Pennsylvania, Inc., Debentures,
                Series A                                        5.65       11/15/2011         11,405
                                                                                          ----------
                                                                                              17,197
                                                                                          ----------
              INVESTMENT BANKING & BROKERAGE (0.6%)
   10,000     Morgan Stanley, MTN, Senior Notes                 1.42(c)    12/13/2004         10,030
                                                                                          ----------

              LIFE & HEALTH INSURANCE (1.1%)
   10,000     ING Security Life Insurance, Notes (NBGA)(a)      1.29(c)     1/27/2005         10,010
   10,000     John Hancock Global Funding II, MTN,
                Secured Notes                                   1.44(c)     3/06/2006          9,998
                                                                                          ----------
                                                                                              20,008
                                                                                          ----------
              MULTI-UTILITIES & UNREGULATED POWER (0.2%)
    4,500     South Carolina Electric & Gas Co.,
                First Mortgage Bond                             5.30        5/15/2033          3,989
                                                                                          ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.5%)
   26,000     General Electric Capital Corp., MTN(j)            7.25        5/03/2004         27,148
                                                                                          ----------

              PACKAGED FOODS & MEAT (1.6%)
   15,000     Kellogg Co., Notes, Series B                      6.60        4/01/2011         16,631
      500     Sara Lee Corp., MTN, Series C                     6.30       11/07/2005            542
   10,000     Tyson Foods, Inc., Notes                          8.25       10/01/2011         11,259
                                                                                          ----------
                                                                                              28,432
                                                                                          ----------
              PHARMACEUTICALS (0.3%)
    6,500     Johnson & Johnson, Inc., Debentures               4.95        5/15/2033          5,626
                                                                                          ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND

JULY 31, 2003

PRINCIPAL                                                                                     MARKET
   AMOUNT                                                     COUPON                           VALUE
    (000)     SECURITY                                          RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------
              PROPERTY & CASUALTY INSURANCE (0.6%)
$  10,000     Chubb Corp., Senior Notes(a)                      5.20%       4/01/2013     $    9,925
                                                                                          ----------
              RAILROADS (0.4%)
    4,900     Consolidated Rail Corp., Debentures               9.75        6/15/2020          6,255
                                                                                          ----------
              REAL ESTATE INVESTMENT TRUSTS (1.8%)
    9,000     Chelsea Property Group, Notes                     6.00        1/15/2013          9,229
    1,000     Nationwide Health Properties, Inc., MTN           6.90       10/01/2037(d)       1,025
   15,000     Pan Pacific Retail Properties, Inc., Notes        7.95        4/15/2011         17,054
    5,000     TriNet Corporate Realty Trust, Inc., Notes        7.95        5/15/2006          5,175
                                                                                          ----------
                                                                                              32,483
                                                                                          ----------
              REGIONAL BANKS (0.5%)
    8,000     Hudson United Bank, Subordinated Notes            7.00        5/15/2012          8,553
                                                                                          ----------
              THRIFTS & MORTGAGE FINANCE (1.2%)
   17,000     Washington Mutual, Inc., Subordinated Notes       8.25        4/01/2010         20,418
                                                                                          ----------
              Total corporate obligations (cost: $526,788)                                   560,827
                                                                                          ----------
              EURODOLLAR AND YANKEE OBLIGATIONS (5.7%)

    5,000     Bombardier, Inc., Notes(a,j)                      6.75        5/01/2012          5,069
    5,000     Hutchison Whampoa International Ltd.,
                Notes(a)                                        6.50        2/13/2013          4,993
      500     Hydro-Quebec, MTN, Guaranteed Yankee
                Notes, Series(B)                                6.98        2/28/2005           539
   20,000     Landesbank Baden-Wurttemberg,
                MTN, Subordinated Notes                         6.35        4/01/2012         21,645
   15,000     Nordea Bank AB, Subordinated Notes(a)             5.25       11/30/2012         15,133
   10,000     Province of Quebec, Debentures                    6.50        1/17/2006         10,984
   15,000     Province of Quebec, Global Debentures             7.00        1/30/2007         16,971
   25,000     Region of Lombardy, Global Notes                  5.80       10/25/2032         24,528
                                                                                          ----------
              Total Eurodollar and yankee obligations
                (cost: $96,254)                                                               99,862
                                                                                          ----------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND

JULY 31, 2003

PRINCIPAL                                                                                     MARKET
   AMOUNT                                                     COUPON                           VALUE
    (000)     SECURITY                                          RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------
              ASSET-BACKED SECURITIES (5.6%)

              AIRLINES (1.3%)
$   3,000     American Airlines, Pass-Through Certificates,
                Series 2001-2, Class A-2, EETC                  7.86%      10/01/2011     $    2,875
    7,000     Delta Air Lines, Inc., Pass-Through
                Certificates, Series 2001, Class A-2, EETC      7.11        9/18/2011          6,802
    8,000     Northwest Airlines, Inc., Pass-Through
                Certificates, Series 2002-1,
                Class G-2, EETC (INS)                           6.26       11/20/2021          8,160
    4,000     Southwest Airlines Co., Pass-Through
                Certificates, Series 2001-1,
                Class A-2, EETC                                 5.50       11/01/2006          4,242
                                                                                          ----------
                                                                                              22,079
                                                                                          ----------
              ASSET-BACKED FINANCING (4.3%)
    7,200     Bank One Issuance Trust, Notes,
                Series 2003-A2, Class A-2                       1.16(c)    10/15/2008          7,207
    9,500     Chase Credit Card Master Trust,
                Pass-Through Certificates,
                Series 1999-1, Class A                          1.27(c)     9/15/2006          9,511
    7,600     Citibank Credit Card Issuance Trust,
                Notes, Series 2000-A2, Class A-2                1.34(c)    11/07/2005          7,604
   20,000     Citibank Credit Card Issuance Trust,
                Notes, Series 2003-A4, Class A-4                1.14(c)     3/20/2009         20,035
    5,056     First Auto Receivables Group Trust,
                Pass-Through Certificates,
                Series 2003-1, Class A-1(a,k)                   1.32        5/17/2004          5,056
    4,053     Household Automotive Trust, Notes,
                Series 2002-1, Class A-2 (INS)                  2.75        5/17/2005          4,068
   10,000     MBNA Credit Card Master Note
                Trust, Series 2003-A2, Class A-2                1.16(c)     8/15/2008         10,009
    2,081     Toyota Auto Receivables Owner Trust,
                Series 2002-C, Class A-2                        1.13(c)     3/15/2005          2,082
   10,000     Toyota Auto Receivables Owner
                Trust, Series 2003-A, Class A-3A                1.13(c)     3/15/2007         10,001
                                                                                          ----------
                                                                                              75,573
                                                                                          ----------
              Total asset-backed securities (cost: $97,372)                                   97,652
                                                                                          ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND

JULY 31, 2003

PRINCIPAL                                                                                     MARKET
   AMOUNT                                                     COUPON                           VALUE
    (000)     SECURITY                                          RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ISSUES (26.7%)

              FANNIE MAE DEBENTURES (0.6%)
$  10,000     5.38%, 11/15/2011                                                           $   10,373
                                                                                          ----------
              FANNIE MAE MORTGAGE-BACKED PASS-THROUGH
                SECURITIES (5.4%)
   49,686     5.00%, 6/01/2033                                                                47,593
   43,321     6.50%, 4/01/2031 - 2/01/2032                                                    44,550
    2,483     7.00%, 10/01/2022 - 4/01/2023                                                    2,609
                                                                                          ----------
                                                                                              94,752
                                                                                          ----------
              FREDDIE MAC COLLATERALIZED MORTGAGE
                OBLIGATION (0.3%)
    5,017     5.50%, 1/15/2009                                                                 5,040
                                                                                          ----------
              GOVERNMENT NATIONAL MORTGAGE ASSN.
              MORTGAGE-BACKED PASS-THROUGH
                SECURITIES (18.6%)
   25,000     5.00%, 8/20/2033                                                                23,969
   14,598     5.50%, 4/20/2033                                                                14,479
  123,908     6.00%, 8/15/2028 - 1/15/2033                                                   126,174
   68,016     6.50%, 6/15/2023 - 10/15/2031                                                   70,440
   52,234     7.00%, 5/15/2023 - 7/15/2032                                                    54,965
   35,695     7.50%, 7/15/2023 - 8/15/2029                                                    37,977
                                                                                          ----------
                                                                                             328,004
                                                                                          ----------
              OTHER U.S. GOVERNMENT AGENCIES (1.8%)
    4,000     Perforadora Centrale S.A. de C.V. "A",
                Guaranteed Bond, Series A, Title X1             5.24%      12/15/2018          3,988
    7,000     Rowan Companies, Inc., Guaranteed Bond,
                Title X1                                        2.80       10/20/2013          6,661
   10,000     Tennessee Valley Auth., Global Notes,
                Power Bond, Series G                            7.13        5/01/2030         11,400
   10,000     Totem Ocean Trailer Express, Inc.,
                Series 2002-1, Title X1                         6.37       10/30/2027          9,987
                                                                                          ----------
                                                                                              32,036
                                                                                          ----------
              Total U.S. government agency issues
                (cost: $463,249)                                                             470,205
                                                                                          ----------
              U.S. TREASURY SECURITIES (11.8%)

              BONDS & NOTES (5.2%)
   55,771     5.25%, 11/15/2028                                                               53,817
   40,000     3.63%, 5/15/2013                                                                37,331
                                                                                          ----------
                                                                                              91,148
                                                                                          ----------

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND

JULY 31, 2003

PRINCIPAL                                                                                     MARKET
   AMOUNT                                                     COUPON                           VALUE
    (000)     SECURITY                                          RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------
              INFLATION-INDEXED NOTES (6.6%)(e)
$  24,979     1.88%, 7/15/2013                                                            $   23,730
   31,004     3.38%, 1/15/2012                                                                33,524
   53,089     3.88%, 1/15/2009                                                                58,871
                                                                                          ----------
                                                                                             116,125
                                                                                          ----------
              Total U.S. Treasury securities
                (cost: $201,999)                                                             207,273
                                                                                          ----------
              OTHER MORTGAGE SECURITIES (1.1%)

              COLLATERALIZED MORTGAGE OBLIGATIONS (0.5%)
    8,244     Wells Fargo Mortgage-Backed Securities
                Trust, Series 2002-19, Class 2-A2               5.75%      11/25/2032          8,436
                                                                                          ----------
              COMMERCIAL MORTGAGE-BACKED FINANCING (0.6%)
    4,000     Chase Commercial Mortgage Securities Corp.,
                First Mortgage Pass-Through
                Certificates, Series 1998-1, Class D            6.56        5/18/2030          4,307
    7,000     Merrill Lynch Mortgage Trust, Commercial
                Mortgage Pass-Through Certificates,
                Series 2002-MW1, Class A-4                      5.62        7/12/2034          7,220
                                                                                          ----------
                                                                                              11,527
                                                                                          ----------
              Total other mortgage securities
                (cost: $19,576)                                                               19,963
                                                                                          ----------
              MUNICIPAL BONDS (2.1%)

    5,000     Brazos River Auth., TX, PCRB                      5.40        4/01/2030          5,219
   10,000     Illinois State Taxable Pension GO                 5.10        6/01/2033          8,774
    2,200     Marin County, CA, Taxable Pension GO (INS)        4.89        8/01/2016          2,098
   20,000     New Jersey Turnpike Auth. RB,
                Series B (INS)                                  4.25        1/01/2016         18,504
    2,795     North Carolina Eastern Municipal Power
                Agency RB, Series G                             5.55        1/01/2013          2,686
                                                                                          ----------
              Total municipal bonds (cost: $39,454)                                           37,281
                                                                                          ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND

JULY 31, 2003

                                                                                              MARKET
   NUMBER                                                                                      VALUE
OF SHARES     SECURITY                                                                         (000)
----------------------------------------------------------------------------------------------------
              STOCKS (7.1%)

              COMMON STOCKS (0.9%)
  100,000     DTE Energy Co.                                                              $    3,571
  140,000     FleetBoston Financial Corp.                                                      4,352
  207,600     Nationwide Health Properties, Inc.                                               3,554
  140,000     Southern Co.                                                                     3,982
                                                                                          ----------
                                                                                              15,459
                                                                                          ----------
              PREFERRED STOCKS (6.2%)
  200,000     Ace Ltd., depositary shares "C", 7.8% cumulative redeemable
                (Cayman Islands)                                                               5,020
   41,218     CarrAmerica Realty Corp., depositary shares "B", 8.57%
                cumulative redeemable                                                          1,048
  110,400     CarrAmerica Realty Corp., depositary shares "C", 8.55%
                cumulative redeemable                                                          2,810
   32,500     Equity Office Properties Trust, depositary
                shares "C", 8.625% cumulative redeemable                                         834
  439,000     Equity Office Properties Trust, depositary
                shares "G", 7.75% cumulative redeemable                                       11,629
   40,000     Equity Residential Properties Trust, depositary
                shares "B", 9.125% cumulative redeemable                                       1,086
  575,000     Equity Residential Properties Trust, depositary
                shares "C", 9.125% cumulative redeemable                                      16,094
  142,500     Equity Residential Properties Trust, depositary
                shares "K", 8.29% cumulative redeemable                                        7,504
  400,000     Gables Residential Trust "D", 7.5% cumulative redeemable                        10,080
  415,000     Kimco Realty Corp., depositary shares "F", 6.65% cumulative redeemable          10,417
  200,000     New Plan Excel Realty Trust, Inc., depositary
                shares "E", 7.625% culmulative redeemable                                      5,200
  250,000     Post Properties, Inc., "A", 8.50% cumulative redeemable                         13,675
  338,500     Prologis Trust, Inc., "C", 8.54% cumulative redeemable                          18,300
  201,500     Weingarten Realty Investors, depositary shares "D", 6.75%
                cumulative redeemable                                                          5,158
                                                                                          ----------
                                                                                             108,855
                                                                                          ----------
              Total stocks (cost: $116,657)                                                  124,314
                                                                                          ----------
              MONEY MARKET INSTRUMENTS (13.8%)

              MONEY MARKET FUNDS (0.1%)
   96,873     AIM Short-Term Investment Co., Liquid Asset Portfolio, 1.04%(h,i)                   97
  370,112     Merrill Lynch Premier Institutional Fund, 1.02%(h,i)                               370
                                                                                          ----------
                                                                                                 467
                                                                                          ----------

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND

JULY 31, 2003

PRINCIPAL                                                                                     MARKET
   AMOUNT                                                     COUPON                           VALUE
    (000)     SECURITY                                          RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------
              VARIABLE-RATE DEMAND NOTES (5.7%)(f)
$   5,685     Blood Family Realty Ltd., Notes,
                Series 2000 (LOC)                               2.10%      12/01/2025     $    5,685
    8,180     California Statewide Communities
                Development Auth. RB, Taxable
                Elder Alliance, Series 2002-B (LOC)             1.20       11/15/2042          8,180
   16,800     Capital Trust Agency MFH RB,
                Series 1999A (NBGA)(a)                          1.30       12/01/2032         16,800
   10,000     Gillette PCRB, Series 1988 (LOC)                  1.88        1/01/2018         10,000
    2,305     Longbow Associates Ltd., Notes,
                Series 2001 (LOC)                               2.35        6/01/2021          2,305
    1,150     Oracle Packaging, Inc., Taxable Demand
                Notes, Series 2000 (LOC)                        2.35       12/01/2020          1,150
    1,300     Perrysburg Machine & Tool Industries, Inc.,
                Taxable Demand Notes, Series 2001 (LOC)         2.35        1/04/2016          1,300
   15,000     Sempra Energy Employee Stock Ownership
                Plan & Trust, Bonds, Series 1999 (NBGA)(a)      1.60       11/01/2014         15,000
    1,050     Southtown Mobile Home Park, Taxable
                Option Notes, Series 2000 (LOC)                 2.35        7/01/2020          1,050
   10,000     Sweetwater County, WY, PCRB,
                Series 1990A (LOC)                              1.85        7/01/2015         10,000
    1,865     Toledo Blank, Inc., Notes, Series 1998 (LOC)      2.35        6/01/2008          1,865
    9,800     Tulsa Airport Improvement Trust RB,
                Series 2003 (LOC)                               1.15        6/01/2023          9,800
   10,000     Tulsa Industrial Auth. RB,
                Series 2000 (NBGA)(a)                           1.30       11/01/2030         10,000
    2,725     Vista Funding Corp., Notes,
                Series 1998A (LOC)                              2.35        2/01/2013          2,725
    1,500     Vista Funding Corp., Notes,
                Series 1998C (LOC)                              2.35       12/01/2008          1,500
    3,000     Wryneck Ltd., Notes, Series 2000 (LOC)            2.10        1/01/2020          3,000
                                                                                          ----------
                                                                                             100,360
                                                                                          ----------
              REPURCHASE AGREEMENTS (5.0%)
   21,000     Bank One Capital Markets, Inc., 1.08%,
                acquired 7/31/2003 and due 8/01/2003 at
                $21,000 (collateralized by a $21,335
                Fannie Mae Subordinated Note, 5.25%, due
                8/01/2012; market value of $21,421)(g,i)                                      21,000

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND

JULY 31, 2003

PRINCIPAL                                                                                     MARKET
   AMOUNT                                                     COUPON                           VALUE
    (000)     SECURITY                                          RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------
$  10,000     CS First Boston Corp., 1.11%, acquired
                7/31/2003 and due 8/01/2003 at $10,000
                (collateralized by $9,547 Fannie Mae
                Subordinated Notes, 4.625% - 6.25%,
                due between 5/02/2006 and 5/01/2013;
                market value of $10,205)(g,i)                                             $   10,000
   13,500     Lehman Brothers, Inc., 1.06%, acquired
                7/31/2003 and due 8/01/2003 at $13,500
                (collateralized by $30,437 of TIGER strips,
                8.75%, due between 5/15/2017 and
                8/15/2020; market value of $13,770)(g,i)                                      13,500
    3,358     Morgan Stanley & Co., Inc., 1.10%, acquired
                7/31/2003 and due 8/01/2003 at $3,358
                (collateralized by a $3,465 Freddie Mac
                Discount Note, due 7/15/2004; market
                value of $3,426)(g,i)                                                          3,358
   40,118     State Street Bank & Trust Co., 1.00%,
                acquired 7/31/2003 and due 8/01/2003
                at $40,921 (collateralized by a $41,075
                U.S. Treasury Bill, due 12/04/2003 at
                $40,921)(g)                                                                   40,118
                                                                                          ----------
                                                                                              87,976
                                                                                          ----------
              COMMERCIAL PAPER (3.0%)
    2,078     Anadarko Petroleum Corp.                          1.10%       8/13/2003          2,077
   13,000     Kinder Morgan Energy LP(a,b)                      1.10        8/11/2003         12,996
    3,712     Lockhart Funding LLC(a,b)                         1.08        8/04/2003          3,712
   15,000     Lockhart Funding LLC(a,b)                         1.13        8/20/2003         14,991
   10,434     Wheels, Inc.(a,b)                                 1.17        8/01/2003         10,434
    8,809     Windmill Funding Corp. (LOC)(a)                   1.06        8/20/2003          8,804
                                                                                          ----------
                                                                                              53,014
                                                                                          ----------
              Total money market instruments (cost: $241,817)                                241,817
                                                                                          ----------

              TOTAL INVESTMENTS (COST: $1,803,166)                                        $1,859,194
                                                                                          ==========

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND

JULY 31, 2003

         The following table shows a breakdown of the Fund's entire portfolio by industry concentration. The U.S. Government classification includes repurchase agreements.

                                                                      % OF
PORTFOLIO SUMMARY BY CONCENTRATION                              NET ASSETS
--------------------------------------------------------------------------------
U.S. Government                                                       43.5%
Real Estate Investment Trusts                                          8.0
Electric Utilities                                                     6.4
Asset-Backed Financing                                                 6.3
Diversified Banks                                                      5.4
Consumer Finance                                                       3.3
Foreign Government                                                     3.0
Other Diversified Financial Services                                   2.1
Gas Utilities                                                          1.7
Environmental Services                                                 1.6
Packaged Foods & Meat                                                  1.6
Household Products                                                     1.5
Integrated Oil & Gas                                                   1.5
Multifamily Housing                                                    1.5
Airlines                                                               1.3
Broadcasting & Cable TV                                                1.2
Thrifts & Mortage Finance                                              1.2
Life & Health Insurance                                                1.1
Toll Roads                                                             1.1
Integrated Telecommunication Services                                  1.0
Other                                                                 11.5
                                                                     -----
Total                                                                105.8%
                                                                     =====

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INCOME FUND

JULY 31, 2003

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

              (a) Restricted security that is not registered under the
                  Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

              (b) Commercial paper issued in reliance on the "private placement"
                  exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

              (c) Variable-rate security - interest rate is adjusted
                  periodically. The interest rate disclosed represents the current rate at July 31, 2003.

              (d) Security has a mandatory put effective October 1, 2004, which shortens its effective maturity date.

28

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME FUND

JULY 31, 2003

              (e) U.S. Treasury inflation-indexed notes - securities that have been designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

              (f) Variable-rate demand note (VRDN) - provides the right, on any business day, to sell the security at face value on either that day or in seven days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. Such securities will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

              (g) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the resale price of the repurchase agreement.

              (h) Rate represents the money market fund annualized seven-day yield at July 31, 2003.

              (i) Investment was purchased with the cash collateral proceeds received from securities loaned.

              (j) The security or a portion thereof was out on loan as of
                  July 31, 2003.

              (k) Security was fair valued at July 31, 2003, by the Manager in accordance with valuation procedures approved by the Board of Directors.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME FUND

JULY 31, 2003

PORTFOLIO DESCRIPTION ABBREVIATION
--------------------------------------------------------------------------------

         EETC      Enhanced Equipment Trust Certificate
         GO        General Obligation
         MFH       Multifamily Housing
         MTN       Medium-Term Note
         PCRB      Pollution Control Revenue Bond
         RB        Revenue Bond

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. A high-quality bank, insurance company, other corporation, or a collateral trust may provide the enhancement.

         (LOC)     Enhanced by a bank letter of credit.
         (NBGA)    Enhanced by a non-bank guarantee agreement.
         (INS) Scheduled principal and interest payments are insured by AMBAC Assurance Corp. or MBIA Insurance Corp.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INCOME FUND

JULY 31, 2003

ASSETS

   Investments in securities, at market value
     (including securities on loan of $46,321)
     (identified cost of $1,803,166)                                  $1,859,194
   Cash                                                                      253
   Receivables:
     Capital shares sold                                                     265
     Dividends and interest                                               14,517
                                                                      ----------
         Total assets                                                  1,874,229
                                                                      ----------
LIABILITIES

   Payable upon return of securities loaned                               48,325
   Securities purchased                                                   65,665
   Capital shares redeemed                                                 1,898
   USAA Investment Management Company                                        232
   USAA Transfer Agency Company                                              185
   Accounts payable and accrued expenses                                      93
                                                                      ----------
         Total liabilities                                               116,398
                                                                      ----------
            Net assets applicable to capital shares outstanding       $1,757,831
                                                                      ==========
NET ASSETS CONSIST OF:

   Paid-in capital                                                    $1,773,441
   Accumulated undistributed net investment income                           191
   Accumulated net realized loss on investments                          (71,829)
   Net unrealized appreciation of investments                             56,028
                                                                      ----------
            Net assets applicable to capital shares outstanding       $1,757,831
                                                                      ==========
   Capital shares outstanding                                            144,539
                                                                      ==========
   Authorized shares of $.01 par value                                   270,000
                                                                      ==========
   Net asset value, redemption price, and offering price per share    $    12.16
                                                                      ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INCOME FUND

YEAR ENDED JULY 31, 2003

NET INVESTMENT INCOME

   Income:
      Dividends                                                          $ 5,606
      Interest                                                            87,121
      Securities lending                                                     101
                                                                         -------
         Total income                                                     92,828
                                                                         -------
   Expenses:
      Management fees                                                      3,369
      Administrative and servicing fees                                    2,631
      Transfer agent's fees                                                2,092
      Custodian's fees                                                       307
      Postage                                                                168
      Shareholder reporting fees                                             101
      Directors' fees                                                          5
      Registration fees                                                       68
      Professional fees                                                       95
      Other                                                                   23
                                                                         -------
         Total expenses                                                    8,859
      Expenses paid indirectly                                               (20)
                                                                         -------
         Net expenses                                                      8,839
                                                                         -------
            Net investment income                                         83,989
                                                                         -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain                                                   13,814
      Change in net unrealized appreciation/depreciation                   1,518
                                                                         -------
            Net realized and unrealized gain                              15,332
                                                                         -------
Increase in net assets resulting from operations                         $99,321
                                                                         =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA INCOME FUND

YEARS ENDED JULY 31,

                                                                      2003               2002
                                                                -----------------------------
FROM OPERATIONS

   Net investment income                                        $   83,989         $   93,412
   Net realized gain (loss) on investments                          13,814            (48,522)
   Change in net unrealized appreciation/depreciation
     of investments                                                  1,518             12,694
                                                                -----------------------------
      Increase in net assets resulting from operations              99,321             57,584
                                                                -----------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                           (85,802)           (94,951)
                                                                -----------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                       277,223            366,155*
   Reinvested dividends                                             69,836             75,467
   Cost of shares redeemed                                        (267,986)          (249,028)
                                                                -----------------------------
      Increase in net assets from
        capital share transactions                                  79,073            192,594
                                                                -----------------------------
Net increase in net assets                                          92,592            155,227

NET ASSETS

   Beginning of period                                           1,665,239          1,510,012
                                                                -----------------------------
   End of period                                                $1,757,831         $1,665,239
                                                                =============================

Accumulated undistributed net investment income:
   End of period                                                $      191         $      645
                                                                =============================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                                      22,320             30,119*
   Shares issued for dividends reinvested                            5,645              6,221
   Shares redeemed                                                 (21,620)           (20,535)
                                                                -----------------------------
     Increase in shares outstanding                                  6,345             15,805
                                                                =============================

*INCLUDES $61,668 (5,143 SHARES) FROM THE ACQUISITION OF THE USAA INCOME
 STRATEGY FUND ON APRIL 26, 2002.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INCOME FUND

JULY 31, 2003

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this annual report pertains only to the USAA Income Fund (the Fund). The Fund's investment objective is maximum current income without undue risk to principal.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                 2. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention,

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND

JULY 31, 2003

                    available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                 3. Investments in open-end investment companies are valued at their net asset value at the end of each business day.

                 4. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 5. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND

JULY 31, 2003

              D. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the year ended July 31, 2003, these fee-offset arrangements reduced the Fund's expenses by $20,000.

              E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND

JULY 31, 2003

         of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the year ended July 31, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book and tax basis accounting resulted in reclassifications made to the statement of assets and liabilities to increase accumulated undistributed net investment income by $1,359,000, increase accumulated net realized loss on investments by $1,143,000, and decrease paid-in capital by $216,000. This reclassification has no effect on net assets.

         The tax character of distributions paid during the years ended July 31, 2003 and 2002, was as follows:

                                                         2003               2002
                                                  ------------------------------

         Ordinary income*                         $85,802,000        $94,951,000


         * Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

         For the fiscal year ended July 31, 2003, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND

JULY 31, 2003

         the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the maximum amount that may be considered qualified dividend income is $1,847,000. The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2003, which will be reported in conjunction with your 2003 Form 1099-DIV.

         As of July 31, 2003, the components of net assets representing distributable earnings on a tax basis were as follows:


         Undistributed ordinary income                              $   194,000

         Accumulated capital and other losses                       (71,829,000)

         Unrealized appreciation                                     56,028,000


         Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2003, the Fund had capital loss carryovers of $71,829,000, for federal income tax purposes, which if not offset by subsequent capital gains, will expire between 2009 and 2011. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended July 31, 2003, were $1,027,709,000 and $965,344,000, respectively.

         At July 31, 2003, the cost of securities, for federal income tax purposes, was $1,803,166,000.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND

JULY 31, 2003

         Gross unrealized appreciation and depreciation of investments as of July 31, 2003, for federal income tax purposes, were $73,875,000 and $17,847,000, respectively, resulting in net unrealized appreciation of $56,028,000.

(5) REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------

         The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or instrumentalities. Obligations pledged as collateral are required to maintain a value equal to or in excess of the resale price of the repurchase agreement and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of July 31, 2003, the Fund

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND

JULY 31, 2003

         loaned securities having a fair market value of approximately $46,321,000 and received cash collateral of $48,325,000 for the loans. The cash collateral was invested in money market instruments as noted in the Fund's portfolio of investments.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper A Rated Bond Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Corporate Debt Funds A Rated category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND

JULY 31, 2003

                 added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%

+/- 0.51% to 1.00%                       +/- 0.05%

+/- 1.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 For the year ended July 31, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $3,369,000, which is net of a performance adjustment of $(842,000).

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended July 31, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $2,631,000.

              C. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the Fund's annual operating expenses to 0.55% of the Fund's average net assets, excluding the effect of any fee-offset arrangements, and will reimburse the Fund for all expenses in excess of that amount through November 30, 2003. After November 30, 2003, this agreement may be modified or terminated at any time. There were no reimbursable expenses for the year ended July 31, 2003.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND

JULY 31, 2003

              D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the year ended July 31, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $2,092,000.

              E. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.

(9) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the year ended July 31, 2003, in accordance with affiliated transaction procedures approved by the Company's Board of Directors, security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                     COST TO       NET REALIZED
      SELLER                     PURCHASER          PURCHASER     GAIN TO SELLER
--------------------------------------------------------------------------------
USAA Life Income Fund         USAA Income Fund       $500,000          $ -

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND

JULY 31, 2003

(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                 YEAR ENDED JULY 31,
                                                 ----------------------------------------------------------------------
                                                       2003           2002             2001           2000         1999
                                                 ----------------------------------------------------------------------
Net asset value at beginning of period           $    12.05     $    12.34       $    11.60     $    11.70   $    12.88
                                                 ----------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                                .60            .72              .80(a)         .78          .80
   Net realized and unrealized gain (loss)              .12           (.28)             .76(a)        (.10)        (.72)
                                                 ----------------------------------------------------------------------
Total from investment operations                        .72            .44             1.56            .68          .08
                                                 ----------------------------------------------------------------------
Less distributions:
   From net investment income                          (.61)          (.73)            (.82)          (.75)        (.80)
   From realized capital gains                            -              -                -           (.03)        (.46)
                                                 ----------------------------------------------------------------------
Total distributions                                    (.61)          (.73)            (.82)          (.78)       (1.26)
                                                 ----------------------------------------------------------------------
Net asset value at end of period                 $    12.16     $    12.05       $    12.34     $    11.60   $    11.70
                                                 ======================================================================

Total return (%)*                                      5.98           3.70            13.86           6.11          .40
Net assets at end of period (000)                $1,757,831     $1,665,239       $1,510,012     $1,273,281   $1,415,397
Ratio of expenses to average net assets (%) **          .50(b)         .55(b,c)         .41(b)         .42          .38
Ratio of expenses to average net assets,
  excluding reimbursements (%) **                       N/A            .55(b)           N/A            N/A          N/A
Ratio of net investment income to average
  net assets (%) **                                    4.79           5.89             6.63(a)        6.78         6.31
Portfolio turnover (%)                                60.54          59.61            43.39          24.68        54.02

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the year ended July 31, 2003, average net assets were 1,754,914,000.
(a) In 2001, a change in amortization method was made as required by an accounting pronouncement.
    Without this change, those amounts would have been:
       Net investment income $0.79
       Net realized and unrealized gain $0.77
       Ratio of net investment income to average net assets 6.57%
(b) Reflects total expenses, excluding any fee-offset arrangements, which had no impact on the Fund's expense ratios.
(c) Effective April 26, 2002, the Manager voluntarily agreed to limit the annual expenses of the Fund to 0.55% of the Fund's average net assets through November 30, 2003.

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

         The Board of Directors of the Company consists of seven Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

         Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual funds as of July 31, 2003. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

         * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

44

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

           ROBERT G. DAVIS(2)
           Director and Chairman of the Board of Directors
           Born: November 1946
           Year of Election or Appointment: 1996

           Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

           CHRISTOPHER W. CLAUS(2)
           Director, President, and Vice Chairman of the Board of Directors
           Born: December 1960
           Year of Election or Appointment: 2001

           President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

           BARBARA B. DREEBEN(3,4,5,6)
           Director
           Born: June 1945
           Year of Election or Appointment: 1994

           President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           ROBERT L. MASON, PH.D.(3,4,5,6)
           Director
           Born: July 1946
           Year of Election or Appointment: 1997

           Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           MICHAEL F. REIMHERR(3,4,5,6)
           Director
           Born: August 1945
           Year of Election or Appointment: 2000

           President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

46

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

           LAURA T. STARKS, PH.D.(3,4,5,6)
           Director
           Born: February 1950
           Year of Election or Appointment: 2000

           Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           RICHARD A. ZUCKER(2,3,4,5,6)
           Director
           Born: July 1943
           Year of Election or Appointment: 1992

           Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

           (2) MEMBER OF EXECUTIVE COMMITTEE

           (3) MEMBER OF AUDIT COMMITTEE

           (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

           (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

           (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

           CLIFFORD A. GLADSON
           Vice President
           Born: November 1950
           Year of Appointment: 2002

           Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

           STUART WESTER
           Vice President
           Born: June 1947
           Year of Appointment: 2002

           Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

           MARK S. HOWARD
           Secretary
           Born: October 1963
           Year of Appointment: 2002

           Senior Vice President, Securities Counsel, USAA (12/02-present); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary and Counsel for IMCO and USAA Shareholder Account Services; and Assistant Secretary for USAA Financial Planning Services and for USAA Life Investment Trust, a registered investment company offering five individual funds.

           EILEEN M. SMILEY
           Assistant Secretary
           Born: November 1959
           Year of Appointment: 2003

           Assistant Vice President, Securities Counsel, USAA (1/03-present); Attorney, Morrision & Foerster, LLP (1/99-1/03); Senior Counsel,

48

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

           Division of Investment Management, U.S. Securities and Exchange Commission (2/96-12/98). Ms. Smiley also holds the Officer position of Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

           DAVID M. HOLMES
           Treasurer
           Born: June 1960
           Year of Appointment: 2001

           Senior Vice President, Life/IMCO/Financial Planning Services Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes is a Director of USAA Life Insurance Company and also holds the Officer positions of Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds, and Senior Vice President, Senior Financial Officer of USAA Life Insurance Company and USAA Shareholder Account Services.

           ROBERTO GALINDO, JR.
           Assistant Treasurer
           Born: November 1960
           Year of Appointment: 2000

           Assistant Vice President, Portfolio Accounting/Financial Administra-tion, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

           (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

50

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

52

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

            DIRECTORS         Robert G. Davis, CHAIRMAN OF THE BOARD
                              Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

  INVESTMENT ADVISER,         USAA Investment Management Company
         UNDERWRITER,         P.O.Box 659453
      AND DISTRIBUTOR         San Antonio, Texas 78265-9825

       TRANSFER AGENT         USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

            CUSTODIAN         State Street Bank and Trust Company
                              P.O. Box 1713
                              Boston, Massachusetts 02105

  INDEPENDENT AUDITOR         Ernst & Young LLP
                              100 West Houston St., Suite 1900
                              San Antonio, Texas 78205

            TELEPHONE         Call toll free - Central time
     ASSISTANCE HOURS         Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL         1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT         For account servicing, exchanges,
         MUTUAL FUNDS         or redemptions
                              1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL         24-hour service (from any phone)
    FUND PRICE QUOTES         1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND         (from touch-tone phones only)
       USAA TOUCHLINE         For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              1-800-531-8777, in San Antonio 498-8777

     INTERNET ACCESS          USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

[LOGO OF USAA]    9800 Fredericksburg Road               -------------
   USAA(R)        San Antonio, Texas 78288                 PRSRT STD
                                                              U.S.
                                                            Postage
                                                            P A I D
                                                             USAA
                                                         -------------
Receive this document
and others electronically.
Sign up at USAA.COM.

--------------------------------------------------------------------------------

[LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
     USAA               ----------------------------------
                            INSURANCE o MEMBER SERVICES

23423-0903                                 (C)2003, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Mutual Fund, Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No amendments have been made to the Sarbanes Code since it was adopted, and no waivers (explicit or implicit) from a provision of the Sarbanes Code have been granted.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Mutual Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Directors of USAA Mutual Fund, Inc.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE. This item must be disclosed only in annual reports with fiscal years on or after December 15, 2003.


ITEM 5-6.  (RESERVED)


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.


ITEM 8.  (RESERVED)


ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.